Long-Term Employee Benefit Liabilities - Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2024	$ 31
2024	45
2025	46
2026	50
2027	55
2028	63
Thereafter	486
Total	745
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2024	13
2024	27
2025	26
2026	27
2027	29
2028	30
Thereafter	166
Total	305
Termination and Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2024	17
2024	17
2025	19
2026	22
2027	25
2028	31
Thereafter	314
Total	428
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2024	1
2024	1
2025	1
2026	1
2027	1
2028	2
Thereafter	6
Total	$ 12